CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, income tax expense	$ 0	$ 0	$ 16,825
Defined benefit plan adjustments, income tax benefit (expense)	(259)	339	1,382
Derivative instruments adjustments, income tax expense (benefit)	$ (2,804)	$ 2,183	$ 4,785